Principal Accounting Policies (Goodwill) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Goodwill impairment	$ 5,083	30,772	0	0